Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 18,116	$ 27,967	$ 9,427
Accounts receivable	1,143	789	1,509
Contract assets	261	121	21
Prepaid expenses and other current assets	234	111	204
Total current assets	19,754	28,988	11,161
Property and equipment, net	5,190	4,084	2,754
Finance right-of-use assets	524	961	1,546
Operating right-of-use assets	1,433	1,436	151
Deferred offering costs	2,650	858
Other assets	288	190	225
Total assets	29,839	36,517	15,837
Current liabilities:
Accounts payable	2,218	1,048	587
Accrued expenses and other current liabilities	2,086	1,602	541
Contract liabilities	349		579
Current portion of finance lease liabilities	139	223	504
Current portion of operating lease liabilities		24	129
Total current liabilities	4,792	2,873	2,340
Finance lease liabilities, net of current portion	225	489	678
Operating lease liabilities	1,752	1,579	24
Deferred tax liability		92	121
Total liabilities	6,769	5,033	3,163
Commitments and contingencies (Note 14)
Stockholders’ equity:
Common stock, $0.0001 par value per share; 28,487,198 shares authorized as of June 30, 2026 and December 31, 2025; 10,761,714 and 10,670,829 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	1	1	1
Additional paid-in capital	88,669	87,273	56,382
Accumulated other comprehensive loss	(329)	(129)	(247)
Accumulated deficit	(65,271)	(55,661)	(43,462)
Total stockholders’ equity	23,070	31,484	12,674
Total liabilities and stockholders’ equity	29,839	36,517	15,837
Previously Reported
Current liabilities:
Total current liabilities		2,897
Operating lease liabilities		1,555
Series X Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series A-2 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series SA-2 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series A-1 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series A Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series Seed-2 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value
Series Seed-1 Convertible Preferred Stock
Stockholders’ equity:
Preferred stock, value